Stockholders' (Deficit) Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 Series A convertible preferred stock	Sep. 30, 2014 Series A convertible preferred stock	Dec. 31, 2012 Series A convertible preferred stock	Dec. 31, 2011 Series A convertible preferred stock	Dec. 31, 2013 Series B convertible preferred stock	Sep. 30, 2014 Series B convertible preferred stock	Dec. 31, 2012 Series B convertible preferred stock	Dec. 31, 2011 Series B convertible preferred stock	Dec. 31, 2013 Series B-1 convertible preferred stock	Sep. 30, 2014 Series B-1 convertible preferred stock	Dec. 31, 2012 Series B-1 convertible preferred stock	Dec. 31, 2011 Series B-1 convertible preferred stock	Dec. 31, 2013 Series C convertible preferred stock	Sep. 30, 2014 Series C convertible preferred stock	Dec. 31, 2012 Series C convertible preferred stock	Feb. 05, 2014 Initial public offering	Mar. 06, 2014 Over allotment option exercised by underwriters
Stockholders' (deficit) equity
Shares of common stock sold																		9,250,000	270,449
Initial public offering price (in dollars per share)																		$ 7.00	$ 7.00
Aggregate gross proceeds from shares sold																		$ 64.8	$ 1.9
Redeemable convertible preferred stock, conversion ratio	0.1613	0.1613
Number of shares in warrant issued in connection with a banking facility										125,000
Redeemable convertible preferred stock outstanding which converted into common shares
Preferred Shares Outstanding		97,389,703	25,074,999	0	25,074,999	25,074,999	30,800,000	0	30,800,000	30,800,000	4,750,000	0	4,200,000	4,200,000	36,764,704	0	0
Conversion into Common Shares upon Initial public offering (in shares)		15,708,013	4,044,354				4,967,741				766,129				5,929,789